Statement of financial position (Parenthetical) R in Millions, $ in Billions		6 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2019 ZAR (R)
Statement
Assets under construction capitalized			R 69,000
Depreciation			10,000
Actual capital expenditure, including accruals			21,442
Construction in progress capitalized to property, plant and equipment			69,000
Short-term debt	[1]			R 18,380
Increase (decrease) in capital project related payables	[2]		(3,853)
Syndicated loan facility
Statement
Short-term debt		$ 1.0		14,000
Lake Charles Chemicals Project (LCCP)
Statement
Actual capital expenditure, including accruals		$ 0.7	10,000
Construction in progress capitalized to property, plant and equipment			55,000
Increase (decrease) in capital project related payables			R (3,900)
Air Liquide
Statement
Embedded derivative				R 674

[1]	Short-term debt includes R14 billion relating to the US$1 billion syndicated loan facility raised in November 2019.
[2]	The movement is mainly as a result of the LCCP nearing completion